Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	$ 7,413	$ 7,712	$ 6,472
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	7,413	7,712	12,575
Total non-current portion	17,063	16,338	8,984
Convertible debt embedded derivative
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	0	6,091
Finance lease obligation
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	0	0	12
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	7,413	7,712	6,472
Convertible debt and accrued interest
Disclosure of detailed information about borrowings [line items]
Total non-current portion	$ 17,063	$ 16,338	$ 8,984